Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale (Details) - Schedule of provision for assets received in lieu of payment - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Provision For Assets Received In Lieu Of Payment Abstract
Balance as of beginning balance	$ 1,020	$ 506
Provisions used	(641)	(138)
Provisions established	663	652
Provisions released
Balance as of ending balance	$ 1,042	$ 1,020